Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events
35.	Subsequent events

On March 2, 2023, the Company completed its previously announced bought deal public offering of an aggregate of 7,841,850 units of the Company (the “Units”) at a price of $6.60 per Unit, for aggregate gross proceeds of approximately $51.8 million (the “Offering”), including the full exercise of the over-allotment option. Each Unit is comprised of one common share of the Company (each, a “Common Share”) and one common share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder thereof to purchase one additional Common Share at a price of $8.55 per Common Share for a period of 36 months following the date hereof, subject to adjustments.

On March 14, 2023, the Company announced that it has received the required approvals of the Company's Board of Directors and made an application to the TSX Venture Exchange to reduce the exercise price of the common share purchase warrants issued in 2022 (the "Warrants") under the following brokered and non-brokered private placements:

The warrant amendment was completed on March 17, 2023.